Supplement dated June 16, 2010
to the Class A, B and C Prospectus
for Principal Funds, Inc.
dated March 1, 2010
(as supplemented on March 1, 2010, March 17, 2010, May 3, 2010, May 19, 2010, and May 27, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On page 1 of the prospectus, delete the ticker symbol for the Class A shares of the Short-Term Income Fund and substitute SRHQX.

On or about November 12, 2010, delete the ticker symbols from the following rows and columns: LargeCap
Blend Fund II (Classes A, B, and C), LargeCap Growth Fund I (Classes A, B, and C), LargeCap Growth Fund II
(Classes A and C), LargeCap Value Fund III (Classes A, B, and C), MidCap Growth Fund III (Classes A, B, and
C), MidCap Value Fund I (Classes A, B, and C), and SmallCap Growth Fund II (Classes A, B, and C).

CALIFORNIA MUNICIPAL FUND
Under the heading, “Sub-Advisor(s) and Portfolio Manager(s),” delete “Van Kampen Asset Management” and substitute: “Invesco Advisers, Inc.”

EQUITY INCOME FUND
Effective June 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the
Russell 1000 Value Index is a better representation of the investment universe for this Fund’s investment philosophy than the S&P 500/Citigroup Value Index.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	13.37%	0.11%	5.17%
Class A Return After Taxes on Distributions	12.86%	-0.82%	4.03%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.24%	0.09%	4.11%
Class B Return Before Taxes	13.83%	0.06%	5.03%
Class C Return Before Taxes	18.10%	0.48%	4.96%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	21.18%	-0.27%	1.20%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.47%

HIGH YIELD FUND
Effective June 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the
Barclays Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this
Fund’s investment philosophy than the Citigroup US High-Yield Market Capped Index.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	36.68%	6.73%	7.61%
Class A Return After Taxes on Distributions	32.23%	3.68%	4.15%
Class A Return After Taxes on Distribution and Sale of Fund Shares	23.49%	3.99%	4.34%
Class B Return Before Taxes	35.76%	6.38%	7.36%
Class C Return Before Taxes	40.00%	6.74%	7.19%
Citigroup US High-Yield Market Capped Index	53.94%	5.97%	N/A
(reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. HY 2% Issuer Capped Index
(reflects no deduction for fees, expenses, or taxes)	58.76%	6.49%	6.87%

INCOME FUND
Effective June 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the
Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Broad Investment Grade Bond Index.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	18.25%	4.84%	6.34%
Class A Return After Taxes on Distributions	15.74%	2.81%	4.06%
Class A Return After Taxes on Distribution and Sale of Fund Shares	11.74%	2.90%	4.03%
Class B Return Before Taxes	15.33%	4.23%	5.96%
Class C Return Before Taxes	19.31%	4.55%	5.84%
Citigroup Broad Investment Grade Bond Index	5.06%	5.22%	6.47%
(reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index	5.93%	4.97%	6.33%
(reflects no deduction for fees, expenses, or taxes)

LARGECAP BLEND FUND II
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A, B, and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A, B, and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. Effective
July 1, 2010, exchanges into Class B shares of this Fund will be allowed only for shareholders that own shares of that class of the Fund on that date. Effective August 5, 2010, no exchanges will be allowed into Class B shares of this Fund. On or about November 12, 2010, Classes A, B, and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A, B, and C shares.
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A, B or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15,
2010 and the date of liquidation (on or about November 12, 2010).

Below the Annual Fund Operating Expenses table add the following:
Effective July 1, 2010, Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares, and if necessary pay expenses normally payable by the Fund, excluding interest expense, through the period ending November 12, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.42% for Class
A shares and 2.36% for Class B shares.

LARGECAP GROWTH FUND I
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A, B, and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A, B, and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. Effective
July 1, 2010, exchanges into Class B shares of this Fund will be allowed for shareholders that own shares of that class of the Fund on that date. Effective August 5, 2010, no exchanges will be allowed into Class B shares of this Fund. On or about November 12, 2010, Classes A, B, and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A, B, and C shares. During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A, B or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15,
2010 and the date of liquidation (on or about November 12, 2010).

Effective July 1, 2010, delete the Annual Fund Operating Expenses table and two paragraphs below the table, and substitute:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C

Management Fees(1)	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.97%	1.45%	4.44%
Total Annual Fund Operating Expenses	1.86%	3.09%	6.08%
Fee Waiver or Expense Reimbursement	0.02%	0.02%	3.99%
Total Annual Fund Operating Expenses after Fee Waiver
and Expense Reimbursement	1.84%	3.07%	2.09%

(1) Management fees have been restated to reflect current fees. Effective July 1, 2010, management fees were reduced by
0.09%.

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.09% for Class C.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Effective July 1, 2010, Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares, and if necessary pay expenses normally payable by the Fund, excluding interest expense, through the period ending
November 12, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.43% for Class A shares and 2.71% for Class B shares.

Effective July 1, 2010, delete the tables of numbers in the Example and substitute:

	1 year	3 years	5 years	10 years
Class A	$727	$1,100	$1,498	$2,608
Class B	$810	$1,352	$1,818	$3,114
Class C	$312	$1,390	$2,609	$5,544

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$727	$1,100	$1,498	$2,608
Class B	$310	$952	$1,618	$3,114
Class C	$212	$1,390	$2,609	$5,544

LARGECAP GROWTH FUND II
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. On or about
November 12, 2010, Classes A and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A and C shares. During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class C shareholders will be permitted to exchange into
Class C shares at net asset value (“NAV”) as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15,
2010 and the date of liquidation (on or about November 12, 2010).

LARGECAP VALUE FUND III
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A, B, and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A, B, and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. Effective
July 1, 2010, exchanges into Class B shares of this Fund will be allowed only for shareholders that own shares of that class of the Fund on that date. Effective August 5, 2010, no exchanges will be allowed into Class B shares of this Fund. On or about November 12, 2010, Classes A, B, and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A, B, and C shares.
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A, B or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15,
2010 and the date of liquidation (on or about November 12, 2010).

MIDCAP GROWTH FUND III
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A, B, and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A, B, and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. Effective
July 1, 2010, exchanges into Class B shares of this Fund will be allowed only for shareholders that own shares of that class of the Fund on that date. Effective August 5, 2010, no exchanges will be allowed into Class B shares of this Fund. On or about November 12, 2010, Classes A, B, and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A, B, and C shares.
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A, B or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15,
2010 and the date of liquidation (on or about November 12, 2010).

MIDCAP VALUE FUND I
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A, B, and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A, B, and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. Effective
July 1, 2010, exchanges into Class B shares of this Fund will be allowed only for shareholders that own shares of that class of the Fund on that date. Effective August 5, 2010, no exchanges will be allowed into Class B shares of this Fund. On or about November 12, 2010, Classes A, B, and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A, B, and C shares.
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A, B or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before as of June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15, 2010 and the date of liquidation (on or about November 12, 2010).

MONEY MARKET FUND
In the Principal Investment Strategies, in the first sentence of the second paragraph, delete “90” and substitute
“60.”

PREFERRED SECURITIES FUND
Delete the Average Annual Total Returns table and substitute the following:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	40.73%	1.53%	3.35%
Class A Return After Taxes on Distributions	37.44%	-0.37%	1.63%
Class A Return After Taxes on Distribution and Sale of Fund Shares	26.43%	0.23%	1.89%
Class C Return Before Taxes	43.96%	1.59%	3.25%
Merrill Lynch Fixed Rate Preferred Securities Index	-15.20%	-6.14%	0.83%
(reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index	46.19%	0.37%	4.09%
(reflects no deduction for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	29.14%	-1.37%	2.18%

SMALLCAP GROWTH FUND II
On June 14, 2010, the Board of Directors of Principal Funds, Inc. approved the liquidation of Class A, B, and C shares of this Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of Classes A, B, and C shares of the Fund and send the proceeds to the shareholders of record on the liquidation date. Effective July 1, 2010, purchases of or exchanges into Classes A or C shares of this Fund will be allowed only for shareholders that own shares of those classes of the Fund on that date, and effective
August 5, 2010 no purchases or exchanges will be allowed into Classes A or C shares of the Fund. Effective
July 1, 2010, exchanges into Class B shares of this Fund will be allowed only for shareholders that own shares of that class of the Fund on that date. Effective August 5, 2010, no exchanges will be allowed into Class B shares of this Fund. On or about November 12, 2010, Classes A, B, and C shares of the Fund will be liquidated and the proceeds of each liquidation will be sent to the shareholders of each of Classes A, B, and C shares.
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV.

Your receipt of liquidation proceeds may reflect a capital gain on which you may owe tax for federal or state income tax purposes. In addition, if you own shares of the Fund in a retirement account such as an individual retirement account or a 403(b) plan, special distribution and transfer rules may apply. Redemption of your Class
A, B or C shares prior to the date of liquidation may also create a taxable event. You should consult your tax adviser about tax consequences affecting your account.

On or about November 12, 2010, delete references to the Fund from the prospectus.

Below the “Shareholder Fees” table, add the following:
During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15,
2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15,
2010 and the date of liquidation (on or about November 12, 2010).

In the Principal Risks section, delete Derivatives Risk.

TAX-EXEMPT BOND FUND
Under the heading, “Sub-Advisor(s) and Portfolio Manager(s),” delete “Van Kampen Asset Management” and substitute: “Invesco Advisers, Inc.”

Shareholder Fees
On page 233, add the following below the table:
The following information describes changes for the LargeCap Blend Fund II, LargeCap Growth Fund I,
LargeCap Growth Fund II, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, and
SmallCap Growth Fund II. During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15, 2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the
Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes
A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15, 2010 and the date of liquidation (on or about November 12, 2010).
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.
Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV. At any time prior to the liquidation, shareholders may, pursuant to the procedures set forth in the Prospectus and Statement of Additional Information, redeem their shares and receive the net asset value of their shares.

CHOOSING A SHARE CLASS
Add the following as a new last paragraph under this heading on page 259:

Effective July 1, 2010, purchases of or exchanges into Class A and C shares of the following Funds will be allowed only for shareholders that own shares of those classes of those Funds on that date, and effective July 1,
2010, exchanges into Class B shares of the following Funds will be allowed only for shareholders that own
Class B shares of those Funds on that date. Effective August 5, 2010, no purchases of or exchanges into Class
A, B or C shares of the following Funds will be allowed: LargeCap Blend Fund II, LargeCap Growth Fund I,
LargeCap Growth Fund II, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, and
SmallCap Growth Fund II. During the period June 15, 2010 to July 1, 2010 (for accounts established during that time period) and June 15, 2010 to August 5, 2010 (for accounts established on or before June 15, 2010), the
Fund will continue to apply the sales load to purchases of Class A shares; however, on the day following the purchase, the shareholder’s account will be credited with a number of Class A shares equal in value to the amount of the sales load imposed on the previous day’s purchase (at the previous day’s share price). Classes
A, B, and C shares of these Funds will not be subject to a contingent deferred sales charge (“CDSC”) if redeemed or exchanged between June 15, 2010 and the date of liquidation (on or about November 12, 2010).
During the period June 15, 2010 through the liquidation (on or about November 12, 2010), Class B shareholders will be permitted to exchange into Class B shares at net asset value (“NAV”) as well as Class A shares at NAV.

Likewise, Class C shareholders will be permitted to exchange into Class C shares at NAV as well as Class A shares at NAV. At any time prior to the liquidation, shareholders may, pursuant to the procedures set forth in the Prospectus and Statement of Additional Information, redeem their shares and receive the net asset value of their shares.

MANAGEMENT OF THE FUNDS
Under the sub-heading “The Sub-Advisors,” add the following after the second paragraph:
Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

On or about November 12, 2010, delete the sections for AllianceBernstein L.P., American Century Investment
Management, Inc., Brown Investment Advisory Incorporated, ClearBridge Advisors, LLC, Emerald Advisers,
Inc., Essex Investment Management Company, LLC., Jacobs Levy Equity Management, Inc., Los Angeles
Capital Management and Equity Research, Inc., Mellon Capital Management Corporation, Montag & Caldwell,
Inc., T. Rowe Price Associates, Inc., Turner Investment Partners, Inc., and Westwood Management Corp.

On or about November 12, 2010, in the section for Goldman Sachs Asset Management, L.P., delete the information regarding Dolores Bamford, Andrew Braun, Scott Carroll, and Sean Gallagher.

In the section for Edge Asset Management, Inc., add the following:
Add the following to Mark Denkinger’s biographical information: As a co-employee of Edge and Principal Global
Investors, LLC (“PGI”), Mr. Denkinger manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources.

Add the following to Darrin Smith’s biographical information: As a co-employee of Edge and PGI, Mr. Smith manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources.

In the section for Principal Global Investors, LLC, add the following:
Add the following to Michael Ade’s biographical information: As a co-employee of PGI and Principal Global
Investors (Singapore) Limited, Mr. Ade manages Principal Fund assets as an employee of PGI.

Add the following to Juliet Cohn’s biographical information: As a co-employee of PGI and Principal Global
Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI.

Add the following to Jon Taylor’s biographical information: As a co-employee of PGI and PGI Europe, Mr.
Taylor manages Principal Fund assets as an employee of PGI.

In the section for Principal Real Estate Investors, LLC, add the following:
Add the following to Simon Hedger’s biographical information: As a co-employee of Principal-REI and PGI
Europe, Mr. Hedger manages Principal Fund assets as an employee of Principal-REI

Add the following to Chris Lepherd’s biographical information: As a co-employee of Principal-REI and Principal
Global Investors (Australia) Limited, Mr. Lepherd manages Principal Fund assets as an employee of Principal-
REI.

In the section for Van Kampen Asset Management, delete the paragraph describing Van Kampen and substitute:

Sub-Advisor:	Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree Street, N.E., Atlanta Georgia 30309, is an
indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

In the March 17, 2010 supplement, delete the paragraph added to the “Fees Paid to Principal” sub-section that described a voluntary limit to the management fee of the LargeCap Growth Fund I.